COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	85.2%
COMMODITY FUNDS	17.9%
DIVERSIFIED COMMODITY FUNDS	8.0%
Adams Natural Resources Fund, Inc.		170,985	$3,900,168
PIMCO Dynamic Income Strategy Fund		919,173	22,556,505

			26,456,673

SINGLE COMMODITY FUNDS	9.9%
Sprott Physical Gold & Silver Trust (Canada)(a)		586,497	16,662,380
Sprott Physical Gold Trust (Canada)(a)		502,155	12,081,849
Sprott Physical Silver Trust (Canada)(a)		323,145	3,748,482

			32,492,711

TOTAL COMMODITY FUNDS			58,949,384

EQUITY FUNDS	41.3%
GLOBAL EQUITY FUNDS	0.1%
Gabelli Multimedia Trust, Inc.		102,549	474,802

GLOBAL HYBRID FUNDS	10.4%
BlackRock Capital Allocation Term Trust		944,148	13,595,731
BlackRock ESG Capital Allocation Term Trust		781,015	12,316,607
Calamos Long/Short Equity & Dynamic Income Trust		160,854	2,502,888
Guggenheim Active Allocation Fund		389,198	5,865,214

			34,280,440

MLP FUNDS	1.5%
Kayne Anderson Energy Infrastructure Fund		88,000	1,129,040
Neuberger Berman Energy Infrastructure & Income Fund, Inc.		287,000	2,583,000
Tortoise Energy Infrastructure Corp.		26,164	1,126,360

			4,838,400

OPTION INCOME FUNDS	7.7%
BlackRock Enhanced Large Cap Core Fund, Inc.		97,847	1,807,234
Eaton Vance Enhanced Equity Income Fund II		164,355	3,467,890
Eaton Vance Risk-Managed Diversified Equity Income Fund		427,446	3,616,193
Eaton Vance Tax-Managed Buy-Write Income Fund		154,963	2,115,245
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		201,931	2,667,509
Eaton Vance Tax-Managed Diversified Equity Income Fund		295,617	4,215,498
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		939,977	7,651,413

			25,540,982

REAL ESTATE, INCLUDING REITS FUNDS	0.5%
Nuveen Real Asset Income & Growth Fund		137,846	1,783,727

REGIONAL DEVELOPED INTERNATIONAL EQUITY FUNDS	0.5%
China Fund, Inc.		25,624	329,012
Fidelity China Special Situations PLC		147,598	505,248
Morgan Stanley China A Share Fund, Inc.		27,000	353,160
Templeton Dragon Fund, Inc.		30,000	291,000

			1,478,420

U.S. GENERAL EQUITY FUNDS	16.8%
Adams Diversified Equity Fund, Inc.		1,076,864	20,449,647
Cornerstone Strategic Investment Fund, Inc.		607,198	4,511,481
Cornerstone Total Return Fund, Inc.		30,000	215,400

		Shares	Value
Eaton Vance Tax-Advantaged Dividend Income Fund		217,333	$5,057,339
Eaton Vance Tax-Advantaged Global Dividend Income Fund		192,868	3,514,055
Gabelli Dividend & Income Trust		178,886	4,316,519
General American Investors Co., Inc.		243,069	12,243,386
Neuberger Berman Next Generation Connectivity Fund, Inc.		17,928	219,618
Royce Small-Cap Trust, Inc.		138,821	1,976,811
SRH Total Return Fund, Inc.		164,158	2,831,726

			55,335,982

U.S. SECTOR EQUITY FUNDS	0.9%
abrdn Healthcare Investors		107,573	1,746,985
abrdn Healthcare Opportunities Fund		52,845	1,090,721

			2,837,706

UTILITIES FUNDS	2.9%
DNP Select Income Fund, Inc.		534,017	5,281,428
Duff & Phelps Utility & Infrastructure Fund, Inc.		191,271	2,339,245
NYLI CBRE Global Infrastructure Megatrends Term Fund		147,391	1,961,774

			9,582,447

TOTAL EQUITY FUNDS			136,152,906

FIXED INCOME FUNDS	18.9%
BANK LOAN FUNDS	1.9%
BlackRock Floating Rate Income Trust		79,865	991,923
Blackstone Long-Short Credit Income Fund		164,996	2,037,701
Eaton Vance Floating-Rate Income Trust		87,240	1,094,862
Eaton Vance Senior Floating-Rate Trust		172,258	2,110,160

			6,234,646

GLOBAL INCOME FUNDS	8.8%
PIMCO Access Income Fund		532,498	8,551,918
PIMCO Dynamic Income Fund		502,614	9,951,757
PIMCO Dynamic Income Opportunities Fund		745,280	10,344,487

			28,848,162

HIGH YIELD BOND FUNDS	0.5%
PGIM Global High Yield Fund, Inc.		39,752	533,472
Western Asset High Income Fund II, Inc.		270,000	1,128,600

			1,662,072

PREFERRED STOCK FUNDS	3.8%
Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.		109,827	2,222,898
Flaherty & Crumrine Preferred & Income Securities Fund		166,755	2,656,407
John Hancock Preferred Income Fund, Class INC		87,264	1,447,710
John Hancock Preferred Income Fund II, Class INC		109,424	1,818,627
John Hancock Preferred Income Fund III		25,100	376,500
John Hancock Premium Dividend Fund		317,697	4,155,477

			12,677,619

TAXABLE MUNICIPAL BOND FUNDS	0.2%
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust		50,000	777,500

		Shares	Value
U.S. HIGH YIELD BOND FUNDS	1.3%
Allspring Income Opportunities Fund		103,646	$708,939
Barings Global Short Duration High Yield Fund		62,355	942,807
BlackRock Debt Strategies Fund, Inc.		10,000	104,400
PGIM High Yield Bond Fund, Inc.		29,799	424,636
PGIM Short Duration High Yield Opportunities Fund		134,450	2,215,736

			4,396,518

U.S. MULTI SECTOR BOND FUNDS	2.4%
Guggenheim Strategic Opportunities Fund		386,789	6,022,305
PIMCO High Income Fund		362,789	1,774,038

			7,796,343

TOTAL FIXED INCOME FUNDS			62,392,860

MUNICIPAL FUNDS	7.1%
DIVERSIFIED MUNICIPAL BOND FUNDS	4.4%
BlackRock MuniHoldings Fund, Inc.		70,447	827,048
BlackRock MuniVest Fund, Inc.		182,256	1,277,615
BlackRock MuniYield Fund, Inc.		48,315	509,723
BlackRock MuniYield Quality Fund III, Inc.		166,757	1,832,660
BlackRock MuniYield Quality Fund, Inc.		25,385	297,258
DWS Municipal Income Trust		60,000	562,800
Eaton Vance Municipal Bond Fund		80,857	806,144
Neuberger Berman Municipal Fund, Inc.		181,982	1,892,613
Nuveen AMT-Free Quality Municipal Income Fund		280,711	3,143,963
Nuveen Quality Municipal Income Fund		264,123	3,042,697
Putnam Municipal Opportunities Trust		24,200	246,598

			14,439,119

HIGH YIELD MUNICIPAL BOND FUNDS	2.7%
BNY Mellon Strategic Municipals, Inc.		166,400	1,018,368
Nuveen AMT-Free Municipal Credit Income Fund		227,778	2,819,891
Nuveen Municipal Credit Income Fund		257,060	3,143,844
Nuveen Municipal Credit Opportunities Fund		200,000	2,140,000

			9,122,103

TOTAL MUNICIPAL FUNDS			23,561,222

TOTAL CLOSED-END FUNDS (Identified cost—$258,426,580)			281,056,372

COMMON STOCK	5.4%
COMMUNICATION SERVICES	0.1%
Reddit, Inc., Class A(a)		1,000	104,900

CONSUMER DISCRETIONARY	0.1%
Smith Douglas Homes Corp.(a)		15,000	292,800

ENERGY	0.6%
Flowco Holdings, Inc., Class A(a)		15,000	384,750
Venture Global, Inc., Class A		145,857	1,502,327

			1,887,077

FINANCIAL	1.8%
Berkshire Hathaway, Inc., Class B(a)		10,007	5,329,528
Bowhead Specialty Holdings, Inc.(a)		17,000	691,050

			6,020,578

		Shares	Value
HEALTH CARE	1.3%
Concentra Group Holdings Parent, Inc.		110,000	$2,387,000
Tempus AI, Inc.(a)		9,000	434,160
Waystar Holding Corp.(a)		37,000	1,382,320

			4,203,480

INDUSTRIALS	0.9%
Standardaero, Inc.(a)		20,000	532,800
UL Solutions, Inc., Class A		45,000	2,538,000

			3,070,800

INFORMATION TECHNOLOGY	0.5%
Astera Labs, Inc.(a)		4,000	238,680
Ingram Micro Holding Corp.		2,500	44,350
Onestream, Inc.(a)		20,000	426,800
Rubrik, Inc., Class A(a)		7,000	426,860
SailPoint, Inc.(a)		30,000	562,500

			1,699,190

MATERIALS	0.1%
Titan America SA (Belgium)(a)		27,000	365,040

TOTAL COMMON STOCK (Identified cost—$15,195,652)			17,643,865

EXCHANGE-TRADED FUNDS	8.3%
COMMODITY FUNDS	2.2%
DIVERSIFIED COMMODITY FUNDS	0.1%
Global X Copper Miners ETF		13,000	507,910

SINGLE COMMODITY FUNDS	2.1%
SPDR Gold Shares(a)		24,175	6,965,785

TOTAL COMMODITY FUNDS			7,473,695

EQUITY FUNDS	6.1%
MLP FUNDS	0.6%
FT Energy Income Partners Enhanced Income ETF		88,937	1,804,532

U.S. GENERAL EQUITY FUNDS	5.5%
Consumer Discretionary Select Sector SPDR Fund		21,000	4,146,660
Invesco S&P 500 Equal Weight ETF		11,223	1,944,160
iShares Russell 1000 Value ETF		7,719	1,452,407
Pacer U.S. Cash Cows 100 ETF		46,609	2,552,309
SPDR S&P 500 ETF Trust		7,047	3,942,021
Vanguard S&P 500 ETF		8,132	4,179,116

			18,216,673

TOTAL EQUITY FUNDS			20,021,205

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$19,814,999)			27,494,900

SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(b)		1,377,784	1,377,784

		Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(b)		1,937,060	$1,937,060

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,314,844)			3,314,844

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$296,752,075)	99.9%		329,509,981
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		440,619

NET ASSETS	100.0%		$329,950,600

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value.

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$281,056,372	$—	$—	$281,056,372
Common Stock	17,643,865	—	—	17,643,865
Exchange-Traded Funds	27,494,900	—	—	27,494,900
Short-Term Investments	—	3,314,844	—	3,314,844

Total Investments in Securities(a)	$326,195,137	$3,314,844	$—	$329,509,981

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.